H6 Events after the reporting period	12 Months Ended
Dec. 31, 2021
Events After The Reporting Period [Abstract]
Events after the reporting period

Events after the reporting period
Legal proceedings
Ericsson and Apple were not able to renew the now expired patent license agreement between the parties in a timely manner. On January 18, 2022 Ericsson filed three complaints with the U.S. International Trade Commission (ITC) alleging infringement of 12 patents by certain Apple products. In addition, Ericsson filed companion lawsuits in the Western District of Texas alleging infringement of the same 12 patents. Also, in January 2022 Ericsson filed complaints in several jurisdictions in Europe (Germany, Netherlands, Belgium) and South America (Brazil, Colombia) alleging that certain Apple products infringe Ericsson patents. On January 19, 2022 Apple filed a complaint against Ericsson in the ITC alleging infringement of three Apple patents by certain Ericsson products. Apple also filed a complaint in Germany at the District court of Düsseldorf alleging infringement of a German utility model and another complaint at the District court of Mannheim alleging infringement of an Apple patent by certain Ericsson products. The filing of lawsuits, complaints and other proceedings, when parties take legal action over a patent license agreement renewal, is standard and consequently additional lawsuits, complaints and other proceedings, may follow.
Euro Medium Term Note program
On February 8, 2022, the Company issued new EUR 750 million notes under the Euro Medium Term Note (EMTN) program, with maturity in February 2027.
Vonage
In November, 2021, Ericsson announced the entering into of an agreement to acquire Vonage Holdings Corp. for a total acquisition price of approximately USD 6.2 billion. Since then, Vonage shareholder approval has been obtained and all requisite foreign and U.S. regulatory requirements for closing have been satisfied, except for receipt of clearance from the Committee on Foreign Investment in the United States. If the agreement were to terminate under specified circumstances where we have failed to obtain such clearance, we may have to pay a USD 200 million termination fee to Vonage. Ericsson and Vonage continue to work toward closing this acquisition during the first half of 2022, on and subject to the terms of the merger agreement and subject to receiving regulatory approval.
Update on Deferred Prosecution Agreement
On December 6, 2019, Ericsson entered into a Deferred Prosecution Agreement (DPA) with the United States Department of Justice (DOJ). On March 1, 2022, the DOJ informed Ericsson that the disclosure made by the Company prior to the DPA about its internal investigation into conduct in Iraq in the period 2011 until 2019 was insufficient. Furthermore, it determined that the Company breached the DPA by failing to make subsequent disclosure related to the investigation post-DPA. The Company is in communication with the DOJ regarding the facts and circumstances of the breach determination and is committed to co-operating with the DOJ to r esolve the matter.
At this stage it is premature to predict the outcome of this matter. DOJ has sole discretion under the DPA to determine whether a breach has occurred.
Legal proceedings
After the

2021 Swedish
 Annual Report
 was finalized on March 3, 2022, Ericsson learned that Telefonaktiebolaget LM Ericsson and certain officers of Ericsson were named as defendants in a putative class action filed in the United States District Court for the Eastern District of New York. The complaint alleges violations of United States securities laws, in connection with allegedly false and misleading statements principally concerning the Company’s adherence with its compliance and disclosure policies and obligations and the conduct of its business in Iraq.

Ericsson appoints Scott Dresser as Chief Legal Officer
On March 16, 2022, Ericsson announced the appointment of Scott Dresser to the company’s Executive Team as Senior Vice President, Chief Legal Officer and Head of Group Function Legal Affairs & Compliance. Scott has joined Ericsson on 21 March 2022 and is based in the US. Scott Dresser replaces Xavier Dedullen, who resigned from this role as of the same date.